RULE 497 FILING

Enclosed for filing, pursuant to Rule 497(c) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the Cambria Global Value ETF (the “Fund”), a series of Cambria ETF Trust.  The exhibits reflect updated risk/return summary information for the Fund, as filed with the Securities and Exchange Commission pursuant to Rule 497(c) on September 1, 2015 (Accession Number: 0001398344-15-005949), which is incorporated herein by reference.